April 29, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Grail Advisors ETF Trust – Pre-Effective Amendment No. 3 to the
Registration Statement on Form N-1A (File Nos. 333-148082 and 811-22154)

Dear Sir or Madam:

Please find enclosed for filing on behalf of Grail Advisors ETF Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Pre-Effective Amendment No. 3 (“Pre-Effective Amendment No. 3”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

The Trust is filing Pre-Effective Amendment No. 3 to include financial statements, audited by the Trust’s independent registered public accounting firm, showing the initial capital received by the Trust. In addition, Pre-Effective Amendment No. 3 contains other updated information and stylistic changes. Pre-Effective Amendment No. 3 has been marked to show changes from the Trust’s prior Pre-Effective Amendment.

It is the Trust’s goal to launch one series described in Pre-Effective Amendment No. 3 on May 4, 2009. Accordingly, on behalf of the Trust and the Trust’s principal underwriter, who are both aware of their obligations under the Securities Act, we request acceleration of the effective date of the Registration Statement to the first earliest practicable date, but no later than May 1, to permit the Trust to print prospectuses and to plan for an effective launch.

If you have any questions or comments concerning the foregoing, please do not hesitate to call me at (202) 778-9475 or Kurt Decko at (415) 249-1053.

Very truly yours,

/s/ Stacy L. Fuller
Stacy L. Fuller

Enclosure

cc:	William M. Thomas
William E. White
Grail Advisors, LLC
Kurt J. Decko
K&L Gates LLP